Cost of Revenues	12 Months Ended
Dec. 31, 2020
Cost of Revenue [Abstract]
Cost of Revenues
14.	COST OF REVENUES

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Content-related costs	441,459	633,042	720,465	110,416
Depreciation and amortization	41,600	31,169	29,889	4,581
Bandwidth and internet data center	105,313	106,146	113,858	17,450
Tax surcharges	231,916	189,935	96,958	14,859

	820,288	960,292	961,170	147,306